Investments	12 Months Ended
Mar. 31, 2024
Held for Trading
Investments
5. Investments, held for trading
The portfolio of trading securities as of March 31, 2023 and March 31, 2024 was as follows:

	As of March 31, 2023
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	106,952.3	Rs.	103.6	Rs.	23.2	Rs.	107,032.7
Other corporate/financial institution securities		20,361.5		19.0		2.5		20,378.0

Total debt securities	Rs.	127,313.8	Rs.	122.6	Rs.	25.7	Rs.	127,410.7
Other securities (including mutual fund units)		8,166.4		254.0		—		8,420.4

Total	Rs.	135,480.2	Rs.	376.6	Rs.	25.7	Rs.	135,831.1

	As of March 31, 2024
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	71,673.0	Rs.	58.8	Rs.	—	Rs.	71,731.8
Other corporate/financial institution securities		31,833.9		77.3		205.0		31,706.2

Total debt securities	Rs.	103,506.9	Rs.	136.1	Rs.	205.0	Rs.	103,438.0
Other securities (including mutual fund units)		289,321.4		75,918.2		7,432.3		357,807.3

Total	Rs.	392,828.3	Rs.	76,054.3	Rs.	7,637.3	Rs.	461,245.3

Total	US$	4,713.5	US$	912.6	US$	91.6	US$	5,534.5

Available-for-Sale Debt Securities
Investments
6. Investments, AFS debt securities
The portfolio of AFS debt securities as of March 31, 2023 and March 31, 2024 was
as follows:

	As of March 31, 2023
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	3,860,431.8	Rs.	4,656.4	Rs.	80,344.5	Rs.	3,784,743.7
State government securities		428,980.9		1,322.5		15,604.8		414,698.6
Government securities outside India		819.0		—		21.8		797.2
Credit substitutes (see note 8 )		511,161.4		505.4		8,479.0		503,187.8
Other corporate/financial institution bonds		27,521.4		13.4		571.3		26,963.5
Debt securities, other than asset and mortgage-backed securities		4,828,914.5		6,497.7		105,021.4		4,730,390.8
Mortgage-backed securities		19.3		—		1.8		17.5
Asset-backed securities		150,271.9		55.2		1,891.4		148,435.7

Total	Rs.	4,979,205.7	Rs.	6,552.9	Rs.	106,914.6	Rs.	4,878,844.0

Securities with gross unrealized losses							Rs.	3,220,573.8
Securities with gross unrealized gains								1,658,270.2

							Rs.	4,878,844.0

	As of March 31, 2024
	Amortized Cost		Gross Unrealized Gains		Gross Unrealized Losses		Fair Value

	(In millions)
Government of India securities	Rs.	6,105,313.9	Rs.	41,090.5	Rs.	52,213.3	Rs.	6,094,191.1
State government securities		1,188,315.0		7,600.4		12,234.4		1,183,681.0
Government securities outside India		3,556.3		3.9		18.4		3,541.8
Credit substitutes (see note 8 )		133,197.8		321.7		2,032.6		131,486.9
Other corporate/financial institution bonds		736,923.7		16,136.6		9,022.2		744,038.1
Debt securities, other than asset and mortgage-backed securities		8,167,306.7		65,153.1		75,520.9		8,156,938.9
Mortgage-backed securities		78.1		2.3		1.2		79.2
Asset-backed securities		138,775.7		335.6		642.3		138,469.0

Total	Rs.	8,306,160.5	Rs.	65,491.0	Rs.	76,164.4	Rs.	8,295,487.1

Total	US$	99,666.0	US$	785.8	US$	913.9	US$	99,537.9

Securities with gross unrealized losses							Rs.	3,706,475.3
Securities with gross unrealized gains								4,589,011.8

							Rs.	8,295,487.1

							US$	99,537.9

AFS investments of Rs. 4,199,442.3 million and Rs. 6,340,926.3 million (US$ 76,085 million) as of March 31, 2023 and March 31, 2024, respectively, are eligible towards the Bank’s statutory liquidity reserve requirements. These balances are subject to withdrawal and usage restrictions towards the reserve requirements, but may be freely traded by the Bank. Of these investments, Rs. 2,070,953.6 million as of March 31, 2023 and Rs.
1,792,147.6
 million (US$ 21,504.1 million) as of March 31, 2024, were kept as margins for clearing, collateral borrowing and lending obligation (“CBLO”) and real time gross settlement (“RTGS”), with the RBI and other financial institutions.
Amortized cost is net of Rs.70.9
million and
nil

as allowance for credit losses as for the fiscal years ended March 31, 2023 and March 31, 2024, respectively.
The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2023:

	As of March 31, 2023
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	1,038,004.8	Rs.	12,622.5	Rs.	1,266,775.4	Rs.	67,722.0	Rs.	2,304,780.2	Rs.	80,344.5
State government securities		75,707.7		1,923.6		270,099.2		13,681.2		345,806.9		15,604.8
Government securities outside India		797.2		21.8		—		—		797.2		21.8
Credit substitutes (see note 8 )		254,023.6		3,771.0		152,702.6		4,708.0		406,726.2		8,479.0
Other corporate/financial institution bonds		21,596.9		443.0		4,205.1		128.3		25,802.0		571.3

Debt securities, other than asset- and mortgage-backed securities		1,390,130.2		18,781.9		1,693,782.3		86,239.5		3,083,912.5		105,021.4
Mortgage-backed securities		—		—		17.5		1.8		17.5		1.8
Asset-backed securities		110,545.7		1,077.3		26,098.1		814.1		136,643.8		1,891.4

Total	Rs.	1,500,675.9	Rs.	19,859.2	Rs.	1,719,897.9	Rs.	87,055.4	Rs.	3,220,573.8	Rs.	106,914.6

The below table presents the gross unrealized losses and the associated fair value of AFS debt securities and whether these securities have had gross unrealized losses for less than 12 months or 12 months or greater as of March 31, 2024:

	As of March 31, 2024
	Less Than 12 Months				12 Months or Greater				Total
	Fair Value		Unrealized Losses		Fair Value		Unrealized Losses		Fair Value		Unrealized Losses

					(In millions)
Government of India securities	Rs.	566,117.5	Rs.	177.4	Rs.	2,179,342.3	Rs.	52,035.9	Rs.	2,745,459.8	Rs.	52,213.3
State government securities		103,876.2		199.2		440,474.4		12,035.2		544,350.6		12,234.4
Government securities outside India		—		—		814.3		18.4		814.3		18.4
Credit substitutes (see note 8 )		5,745.3		293.3		97,997.4		1,739.3		103,742.7		2,032.6
Other corporate/financial institution bonds		12,899.6		165.7		237,927.5		8,856.5		250,827.1		9,022.2

Debt securities, other than asset- and mortgage-backed securities		688,638.6		835.6		2,956,555.9		74,685.3		3,645,194.5		75,520.9
Mortgage-backed securities		—		—		13.5		1.2		13.5		1.2
Asset-backed securities		—		—		61,267.3		642.3		61,267.3		642.3

Total	Rs.	688,638.6	Rs.	835.6	Rs.	3,017,836.7	Rs.	75,328.8	Rs.	3,706,475.3	Rs.	76,164.4

Total	US$	8,263.0	US$	10.0	US$	36,211.1	US$	903.9	US$	44,474.1	US$	913.9

As of March 31, 2024, there were 344 AFS investments in Government of India securities, State government securities and Government securities outside India with unrealized losses totalling Rs.

64,466.1 million. Upon analyzing the debt security portfolios, the Bank determined that no allowance was required as of March 31, 2024 in government issued or backed securities as for these debt securities the risk of loss was deemed minimal. Additionally, none of the remaining AFS investments in debt securities held by the Bank were past due or in non-accrual status as of March 31, 2024. The declines in the market value of these securities were mainly attributable to changes in interest rates and not credit quality, and because the Bank had the ability and intent to hold these investments until there is a recovery in fair value, which may be at maturity, the Bank did not record any write-offs for credit losses on any of these securities at March 31, 2024.
Allowances for AFS debt securities as of March 31, 2023 are as follows:

	As of March 31, 2023
	Allowance for credit losses, beginning of the period		Write-offs		Addition/ (Deletion) to allowance for credit losses		Allowance for credit losses, end of the period

	(In millions)
Credit substitutes	Rs.	—	Rs.	—	Rs.	70.9	Rs.	70.9
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	—	Rs.	—	Rs.	70.9	Rs.	70.9

Allowances for AFS debt securities as of March 31, 2024 are as follows:

	As of March 31, 2024
	Allowance for credit losses, beginning of the period		Write-offs		Addition/ (Deletion) to allowance for credit losses		Allowance for credit losses, end of the period

	(In millions)
Credit substitutes	Rs.	70.9	Rs.	—	Rs.	(70.9)	Rs.	—
Other corporate/financial institution bonds		—		—		—		—

Total	Rs.	70.9	Rs.	—	Rs.	(70.9)	Rs.	—

Total	US$	0.9	US$	—	US$	(0.9)	US$	—

Credit Quality Indicators
The Bank monitors the credit quality of its investment securities through various risk management procedures, including the
monitoring of credit ratings. A majority of the debt securities in the Bank’s investment portfolio were issued by the Government of India or State governments or entities or agencies that are either explicitly or implicitly guaranteed by such governments. The Bank believes the long history of no credit losses on these securities indicates that the expectation of non-payment of the amortized cost basis is zero, even if such governments were to technically default. Therefore, for the aforementioned securities, the Bank does not assess, or record expected credit losses due to the zero loss assumption. The Bank monitors the credit quality of its remaining AFS investment portfolio which is updated periodically. Such of the remaining AFS investment portfolio in an unrealized loss position are evaluated to determine if the loss is attributable to credit related factors and if an allowance for credit loss is needed. The average credit rating of the securities comprising the mortgage-backed securities and asset-backed securities was AAA (based upon external ratings where available) as of March 31, 2024.

The contractual residual
maturity
of AFS debt securities other than asset and mortgage-backed securities as of March 31, 2024 is set out below:

	As of March 31, 2024
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	1,216,195.2	Rs.	1,213,814.5	US$	14,564.6
Over one year through five years		1,704,481.9		1,693,976.3		20,326.1
Over five years through ten years		2,910,153.3		2,895,370.6		34,741.7
Over ten years		2,336,476.3		2,353,777.5		28,243.1

Total	Rs.	8,167,306.7	Rs.	8,156,938.9	US$	97,875.5

The contractual residual maturity of AFS mortgage-backed and asset-backed debt securities as of March 31, 2024 is set out below:

	As of March 31, 2024
	Amortized Cost		Fair Value		Fair Value
	(In millions)
Within one year	Rs.	61,860.3	Rs.	61,602.9	US$	739.2
Over one year through five years		76,625.4		76,564.7		918.7
Over five years through ten years		315.6		326.2		3.9
Over ten years		52.5		54.4		0.6

Total	Rs.	138,853.8	Rs.	138,548.2	US$	1,662.4

Gross realized gains and gross realized losses from sale of AFS debt securities and dividends and interest on such securities are set out below:

	Fiscal year ended March 31,
	2022		2023		2024		2024
	(In millions)
Gross realized gains on sale	Rs.	18,604.5	Rs.	259.1	Rs.	3,592.4	US$	43.1
Gross realized losses on sale		(1,858.7)		(979.4)		(2,765.7)		(33.2)

Realized gains/ (losses), net		16,745.8		(720.3)		826.7		9.9
Dividends and interest		240,943.0		304,566.7		516,550.0		6,198.1

Total	Rs.	257,688.8	Rs.	303,846.4	Rs.	517,376.7	US$	6,208.0

Held-to-maturity Securities
Investments	7. Investments, held to maturity There were no HTM securities as of March 31, 2023 and March 31, 2024.